Summary of Fair Value of Derivative Instruments on Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Debt Instrument, Fair Value Disclosure [Abstract]
Assets (liabilities), net, Beginning Balances			$ 149,244
Change in derivative instruments designated as cash flow hedges	$ 45,823	$ 29,720	32,239	$ 89,100
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(18,570)	$ 1,004	(34,964)	$ 4,295
Assets (liabilities), net Ending Balances	$ 146,519		$ 146,519